T. ROWE PRICE Target 2005 Fund
February 28, 2025 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
BOND MUTUAL FUNDS 64 .0%
T. Rowe Price Funds:
Limited Duration Inflation Focused
Bond Fund  9,739 1,660 1,733 2,092,288 9,813
New Income Fund  8,967 1,497 1,704 1,135,887 9,110
International Bond Fund (USD
Hedged)  3,133 535 605 372,428 3,184
Emerging Markets Bond Fund  2,192 314 407 235,347 2,200
Dynamic Global Bond Fund  2,080 358 445 265,661 2,085
High Yield Fund  2,045 296 508 319,423 1,907
U.S. Treasury Long-Term Index
Fund  1,592 205 345 209,504 1,561
Dynamic Credit Fund  860 185 169 99,731 894
Floating Rate Fund  786 108 221 72,676 674
Total Bond Mutual Funds (Cost $ 32,941 ) 31,428
EQUITY MUTUAL FUNDS 33 .8%
T. Rowe Price Funds:
Value Fund  2,470 424 492 50,513 2,397
Growth Stock Fund  2,305 360 555 20,722 2,201
Hedged Equity Fund  1,699 211 334 132,866 1,681
U.S. Large-Cap Core Fund  1,621 264 300 37,915 1,584
Equity Index 500 Fund  1,269 377 311 9,554 1,498
Overseas Stock Fund  1,239 170 201 88,956 1,193
International Value Equity Fund  1,182 145 197 62,765 1,164
Real Assets Fund  1,113 173 187 74,575 1,095
International Stock Fund  1,050 137 175 50,406 1,036
Mid-Cap Growth Fund  620 113 150 5,508 547
Mid-Cap Value Fund  563 120 114 16,170 525
Emerging Markets Discovery Stock
Fund  420 58 71 29,270 414
Emerging Markets Stock Fund  355 64 66 10,485 355
Small-Cap Value Fund  350 64 71 6,217 328
Small-Cap Stock Fund  322 72 83 5,042 285
New Horizons Fund (2) 259 36 42 4,553 255
Total Equity Mutual Funds (Cost $ 11,677 ) 16,558
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund  7 233 235 52 5
Total Other Mutual Funds (Cost $ 5 ) 5

T. ROWE PRICE Target 2005 Fund

$ Value
5/31/24
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
2/28/25
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 2 .3%
Money Market Funds  2.3%
T. Rowe Price U.S. Treasury
Money Fund, 4.44% (3) 1,165 953 986 1,131,712 1,132
Total Short-Term Investments (Cost $ 1,132 ) 1,132
Total Investments in Securities 100.1%
(Cost $45,755) $ 49,123
Other Assets Less Liabilities (0.1)% (34)
Net Assets 100.0% $ 49,089
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z Class of each underlying Price Fund, except for the Transition
Fund, if held, which is a single class fund. Additional information about each underlying Price Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Target 2005 Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2025. Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Credit Fund  $ (1) $ 18 $ 50
Dynamic Global Bond Fund  (41) 92 57
Emerging Markets Bond Fund  (37) 101 114
Emerging Markets Discovery Stock Fund  2 7 18
Emerging Markets Stock Fund  — 2 7
Equity Index 500 Fund  6 163 14
Floating Rate Fund  (3) 1 45
Growth Stock Fund  219 91 5
Hedged Equity Fund  53 105 26
High Yield Fund  (22) 74 112
International Bond Fund (USD Hedged)  (46) 121 90
International Stock Fund  14 24 19
International Value Equity Fund  17 34 38
Limited Duration Inflation Focused Bond Fund  (72) 147 419
Mid-Cap Growth Fund  62 (36) 4
Mid-Cap Value Fund  78 (44) 11
New Horizons Fund  13 2 —
New Income Fund  (147) 350 331
Overseas Stock Fund  22 (15) 38
Real Assets Fund  2 (4) 27
Small-Cap Stock Fund  56 (26) 4
Small-Cap Value Fund  41 (15) 5
Transition Fund  1 — —
U.S. Large-Cap Core Fund  112 (1) 19
U.S. Treasury Long-Term Index Fund  (67) 109 49
Value Fund  197 (5) 42
U.S. Treasury Money Fund, 4.44% — — 42
Totals $ 459 # $ 1,295 $ 1,586 +

T. ROWE PRICE Target 2005 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from underlying Price funds represented $619 of the net realized gain (loss).
+ Investment income comprised $1,586 of income distributions from underlying Price Funds.

T. ROWE PRICE Target 2005 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Target 2005 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946.
The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board)
has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee
(Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations:
assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE Target 2005 Fund

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Investments in the underlying Price Funds are valued at their closing net asset value per share on the day of valuation.
Valuation Inputs On February 28, 2025 , all of the fund’s financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F182-054Q3 02/25